SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2023
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
13. SHARE-BASED COMPENSATION

SHARE-BASED PLANS

As of March 31, 2023, we had share-based awards outstanding under the following plans: (1) the 2017 Non-Employee Director Long-Term Incentive Plan (“2017 Director LTIP”), (2) the 2012 Employee Long-Term Incentive Plan (“2012 Employee LTIP”), and (3) the 2021 Employee Long-Term Incentive Plan (“2021 Employee LTIP”).

These share-based plans define fair market value as the closing sales price of a share of common stock as quoted on any established stock exchange for such date or the most recent trading day preceding such date if there were no trades on such date.

2012 Employee LTIP and 2021 Employee LTIP

The 2021 Employee LTIP was approved by our stockholders on September 16, 2021 and became effective October 1, 2021. Under the 2021 Employee LTIP, 3,000,000 shares were authorized for grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, or other share-based awards to ePlus employees.

The 2021 Employee LTIP replaced the 2012 Employee LTIP that had previously been approved by our stockholders on September 13, 2012. Beginning September 16, 2021, we permanently ceased granting any additional shares under the 2012 Employee LTIP.

The purpose of these plans is to encourage our employees to acquire a proprietary interest in the growth and performance of ePlus, thus enhancing the value of ePlus for the benefit of its stockholders, and to enhance our ability to attract and retain exceptionally qualified individuals. These plans are administered by the Compensation Committee.

Shares issuable under these plans may consist of authorized but unissued shares or shares held in our treasury. Under these plans, the Compensation Committee will determine the time and method of exercise or vesting of the awards. Shares under these plans will not be used to compensate our outside directors, who may be compensated under the separate 2017 Director LTIP, as discussed below.

2017 Director LTIP

On September 12, 2017, our stockholders approved the 2017 Director LTIP that was adopted by the Board on July 24, 2017. Under the 2017 Director LTIP, 300,000 shares, retroactively adjusted for the stock split, were authorized for grant to non-employee directors. The purpose of the 2017 Director LTIP is to align the economic interests of the directors with the interests of stockholders by including equity as a component of pay and to attract, motivate and retain experienced and knowledgeable directors. Each director receives an annual grant of restricted stock having a grant-date fair value equal to the cash compensation earned by an outside director during our fiscal year ended immediately before the respective annual grant-date. These restricted shares are prohibited from being sold, transferred, assigned, pledged, or otherwise encumbered or disposed of. The shares vest half on the one-year anniversary and half on the second-year anniversary from the date of the grant. In addition, each director may also elect to receive stock in lieu of their cash compensation. Stock received in lieu of cash vests immediately.

RESTRICTED STOCK ACTIVITY

During the year ended March 31, 2023, we granted 19,804 restricted shares under the 2017 Director LTIP and 138,643 restricted shares under the 2021 Employee LTIP.

Cumulatively, as of March 31, 2023, we have granted a total of 101,280 restricted shares under the 2017 Director LTIP, 2,144,578 restricted shares under the 2012 Employee LTIP, and 138,643 restricted shares under the 2021 Employee LTIP.

The following table provides a summary of the non-vested restricted shares for the year ended March 31, 2023:

	Number of Shares	Weighted Average Grant-date Fair Value

Nonvested April 1, 2022	343,806	$41.01
Granted	158,447	$56.50
Vested	(179,336)	$39.49
Forfeited	(8,057)	$42.28
Non-vested March 31, 2023	314,860	$49.57

In each of the years ended March 31, 2023, 2022 and 2021, we used the closing stock price on the grant date or, if the grant date fell on a date the stock was not traded, the previous day’s closing stock price for the fair value of the award.

The weighted-average grant date fair value of restricted shares granted during the years ended March 31, 2023, 2022, and 2021 was $56.50, $46.56, and $35.95, respectively.

The aggregated fair value of restricted shares that vested during the years ended March 31, 2023, 2022, and 2021 was $7.1 million, $7.1 million, and $7.7 million, respectively.

Upon each vesting period of the restricted stock awards to employees, participants are subject to minimum tax withholding obligations. The 2012 Employee LTIP, the 2021 Employee LTIP, and the 2017 Director LTIP allows us to withhold a sufficient number of shares due to the participant to satisfy their minimum tax withholding obligations. For the year ended March 31, 2023, we withheld 58,080 shares of common stock at a value of $3.3 million, which was included in treasury stock. For the year ended March 31, 2022, we withheld 55,430 shares of common stock at a value of $2.6 million, which was included in treasury stock.

EMPLOYEE STOCK PURCHASE PLAN

On September 15, 2022, our stockholders approved the 2022 Employee Stock Purchase Plan (“2022 ESPP”) through which eligible employees may purchase shares of our stock at 6-month intervals at a discount off the lesser of the closing market price on the first or the last trading day of each offering period. The aggregate number of shares of our stock that may be issued to participants under the plan is 2.5 million. Our inaugural offering period under the 2022 ESPP is January 1, 2023, to June 30, 2023. Through March 31, 2023, we had not yet issued any shares under the 2022 ESPP.

COMPENSATION EXPENSE

The following table provides a summary of our total share-based compensation expense, including for restricted stock awards and our 2022 ESPP, and the related income tax benefit for the years ended March 31, 2023, 2022 and 2021 (in thousands):

	Year Ended March 31,
	2023	2022	2021

Equity-based compensation expense	$7,825	$7,114	$7,169
Income tax benefit	(2,097)	(1,999)	(2,179)

We recognized the income tax benefit as a reduction to our provision for income taxes. As of March 31, 2023, the total unrecognized compensation expense related to non-vested restricted stock was $9.7 million, which is expected to be recognized over a weighted-average period of 27 months.

We also provide our employees with a contributory 401(k) profit sharing plan. We may make contributions, which are fully vested when they are made, to the plan. These contributions are not required. The decision whether to make contributions is entirely within our discretion. For the years ended March 31, 2023, 2022, and 2021, we recognized expense for employer contributions to the plan of $4.2 million, $3.4 million, and $3.0 million, respectively.